Investing in CERFs (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Investing in CERFs

9 - Investing in CERFs

Substantially all of the Investing Pool's assets are invested in CERFs. The CERFs' settlement value at expiration is based on the value of S&P GSCI-ER at that time. Therefore, the value of the Investing Pool will fluctuate based upon the value of the S&P GSCI-ER and the prices of the commodities underlying the S&P GSCI-ER. The commodities markets have historically been extremely volatile. For the three months ended March 31, 2011 and the year ended December 31, 2010, the average month-end notional amount of open CERFs were $1,914,108,365 and $1,637,577,662, respectively.

The following table shows the variation margin on open futures contracts, by risk exposure category, on the Statements of Financial Condition for the three months ended March 31, 2011 and the year ended December 31, 2010:

	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
March 31, 2011
Commodity contracts	Receivable for variation margin on open futures contracts	$23,411,200	Payable for variation margin on open futures contracts	$—

December 31, 2010
Commodity contracts	Receivable for variation margin on open futures contracts	$35,184,200	Payable for variation margin on open futures contracts	$—

The following table shows the effect of the futures contracts, by risk exposure category, on the Statements of Operations for the three months ended March 31, 2011 and 2010:

Three Months Ended March 31, 2011	Statements of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation
Commodity contracts	Net realized gain on futures contracts	$176,381,549	$—
	Net change in unrealized appreciation/depreciation on futures contracts	—	13,828,631

Three Months Ended March 31, 2010
Commodity contracts	Net realized gain on futures contracts	$—	$—
	Net change in unrealized appreciation/depreciation on futures contracts	—	(17,020,260)

9 - Investing in CERFs

Substantially all of the Investing Pool's assets are invested in CERFs. The CERFs' settlement value at expiration is based on the value of the S&P GSCI-ER at that time. Therefore, the value of the Investing Pool will fluctuate based upon the value of the S&P GSCI-ER and the prices of the commodities underlying the S&P GSCI-ER. The commodities markets have historically been extremely volatile. For the years ended December 31, 2010 and 2009, the average month-end notional amount of open CERFs were $1,637,577,662 and $1,185,141,292, respectively.

The following table shows the variation margin on open futures contracts, by risk exposure category, on the Statements of Financial Condition for the years ended December 31, 2010 and 2009:

	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
December 31, 2010
Commodity contracts	Receivable for variation margin on open futures contracts	$35,184,200	Payable for variation margin on open futures contracts	$—

December 31, 2009
Commodity contracts	Receivable for variation margin on open futures contracts	$—	Payable for variation margin on open futures contracts	$8,708,040

The following table shows the effect of the futures contracts, by risk exposure category, on the Statements of Operations for the years ended December 31, 2010 and 2009:

	Statements of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation
December 31, 2010
Commodity contracts	Net realized gain (loss) on futures contracts	$(102,884,326)	$—
	Net change in unrealized appreciation/depreciation on futures contracts	—	231,742,984
December 31, 2009
Commodity contracts	Net realized gain (loss) on futures contracts	$(9,748,296)	$—
	Net change in unrealized appreciation/depreciation on futures contracts	—	218,816,737